Geographic Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION

NOTE 16:- GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see note 1 for a brief description of the Company’s business). Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents long-lived assets by geographic region as of December 31, 2022 and 2021:

	December 31,
	2022	2021

U.S.	$6,202	$6,433
Israel	70,722	61,339
EMEA	9,720	1,787
Asia Pacific	958	642

	$87,602	$70,201

Major customers’ data as a percentage of total revenues:

The following table sets forth the customers that accounted for 10% or more of the Company’s total revenues in each of the years set forth below:

	Year ended December 31,
	2022	2021	2020

Customer A	27%	27%	11%
Customer B	2%	12%	11%